OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

January 28, 2013

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:	Oppenheimer SteelPath MLP Funds Trust
Post-Effective Amendment No. 10 under the Securities Act
and Amendment No. 13 under the Investment Company Act
File Nos. 333-163614; 811-22363

To the Securities and Exchange Commission:

On behalf of Oppenheimer SteelPath MLP Funds Trust (the "Trust"), which includes Oppenheimer SteelPath MLP Select 40 Fund, Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Income Fund, Oppenheimer SteelPath MLP Alpha Plus Fund and Oppenheimer SteelPath MLP and Infrastructure Debt Fund (each a “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "Investment Company Act"), is an amendment to the Trust’s Registration Statement on Form N-1A (the "Registration Statement"), which amendment constitutes Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act and Amendment No. 13 to the Registration Statement under the Investment Company Act (the "Amendment").

This filing is being made pursuant to Rule 485(a) under the Securities Act.  Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant requests selective review of the Amendment.  The Registrant believes that selective review is appropriate because the Amendment contains no novel questions or law or fact, such a review is consistent with the Commission’s goal of using its resources efficiently, and the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant’s Registration Statement filed with the Commission on March 29, 2012, as supplemented December 4, 2012, December 21, 2012, and January 17, 2013, and that this disclosure has already been subject to the Commission Staff’s review and comment.  The Amendment has been tagged to indicate changes since the March 2012 filing.

The difference between the disclosure in the March 2012 filing and the Amendment arise from changes made as a result of, and in connection with, the shareholder proxy statement dated September 28, 2012, and the closing of a transaction whereby SteelPath Fund Advisors LLC, the former investment adviser to the Trust, and SteelPath Capital Management LLC, an affiliate of SFA, sold substantially all of their assets, including their investment advisory and asset management businesses, to OppenheimerFunds, Inc.  These changes are disclosed in the above-referenced supplements to the Registration Statement, as well as the proxy statement itself, and reflect changes to the name of each Fund as well as the following other differences:

Prospectus

●	Changes to the section titled “Management of the SteelPath Funds – Advisory Fee;”
●	Changes to the “Portfolio Managers” section for each Fund;
●	Changes to the sections titled “Sales Charges and Fees,” Distribution and Service Fees,” “Shareholder Servicing Fees,” and “Revenue Sharing;”

SAI

●	Changes to the section titled “Investment Policies” to reflect the Funds’ new fundamental and non-fundamental investment policies;
●	Changes to the section titled “Management of the Funds,” including changes to incorporate information about new trustees and Fund officers;
●	Changes to the section titled “Investment Advisory Agreement” and “Distributor” to reflect the Funds’ new investment adviser, advisory arrangements, distributor and distribution arrangements.

We anticipate that an amendment to the Registration Statement will be filed on or about March 29, 2013, including (i) responses to any comments of the Securities and Exchange Commission Staff on this filing; (ii) updated financial information; and (iii) other, non-material changes.  The Amendment and the subsequent filing should become effective 60 days after today’s date, as indicated on the facing page of this Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281
212-323-4091
egizzi@oppenheimerfunds.com

Sincerely,

/s/ Taylor V. Edwards
Taylor V. Edwards
Vice President & Senior Counsel

cc:	K&L Gates LLP
Ed Gizzi
James McCain
Carlos Santiago
Gloria LaFond

3